Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 107,334	$ 129,903
Non-capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	7,209	32,388
Financing fees [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	4,474	7,451
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	67,717	70,514
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	3,656	1,366
Capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	7,723	10,356
Convertible note receivable [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	648
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 15,907	$ 7,828